Related Party Transactions - Related Account Balances of Significant Transactions Between the Controlling Company and Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	₩ 1,238,668	₩ 1,087,409	₩ 526,643
Loans recorded as allowance for doubtful accounts	952,719	730,513	₩ 717,365	₩ 753,693
Loans [member]
Disclosure of transactions between related parties [line items]
Loans recorded as allowance for doubtful accounts	417,725	165,051
Posco [member] | Loans [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	6,448	₩ 12,166
Loans recorded as allowance for doubtful accounts	₩ 218,900